Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of major related parties and their relationships

Company Name	Relationship with the Group
E-House Enterprise

Mr. Xin Zhou, executive chairman of Leju, is E-House Enterprise’s chairman. E-House Enterprise was a subsidiary of E-House before it became a listed company in Hong Kong in July, 2018. Leju became a subsidiary of E-House Enterprise as of November 4, 2020.

E-House

Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings was the largest shareholder from December 31, 2016 to November 4, 2020. Mr. Xin Zhou, executive chairman of Leju, is E-House’s ultimate controller. (Note 1).

SINA	A shareholder with significant influence
Tencent Holdings Ltd. or certain of its affiliates (“Tencent”)	A shareholder with significant influence
Alibaba Investment Ltd. or certain of its affiliates (“Alibaba”)	A shareholder with significant influence on TM Home, the Company’s controlling shareholder, since November 4, 2021. (Note 1)
Shanghai Yicang Enterprise Management Ltd. (“Yicang”)	Mr. Xin Zhou, executive chairman of Leju, is Yicang’s chairman and ultimate controller by April 2019. Yicang was disposed of in April, 2019.
Shanghai Tianji Network Services Ltd. (“Tianji Network”) (formerly known as Shanghai Yunchuang Information & Technology Ltd.)	Mr. Xin Zhou, executive chairman of Leju, is Tianji Network’s ultimate controller by May 2021. Tianji Network became a subsidiary of E-House Enterprise since May 2021.
Yunnan Huixiangju Information & Consultant Ltd. (“Huixiangju”)	One of the Group’s investment affiliates and the Group owns 51% equity interest and has significant influence
Suzhou Qianyisheng Information & Consultant Ltd. (“Qianyisheng”)	One of the Group’s investment affiliates and the Group owns 19% equity interest and has significant influence
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. (“QuanZhuYi”)	One of the Group’s investment affiliates and the Group owns 13.5% equity interest and has significant influence
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju

Schedule of significant related party transactions

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Corporate service provided by E-House under service agreements	1,772,642	1,910,204	1,352,382
Online advertising resources fee recognized as cost of revenues purchased from SINA	18,281,406	29,322,241	10,078,875
Online advertising resources fee recognized as cost of revenues purchased from Tencent	21,441,779	17,790,501	18,671,019
Services purchased from/rental cost paid to E-House	1,478,163	764,952	886,866
Services purchased from E-House Enterprise	7,427,364	21,429,920	20,557,777
Services purchased from Alibaba (Note A)	*	*	875,072
Services purchased from Jupai	132,586	34,160	—
Services purchased from Tianji Network (Note B)	1,090,583	493,176	69,762
Services purchased from Yicang (Note C)	17,767	—	—
Total services purchased from related parties	51,642,290	71,745,154	52,491,753
Online advertising services provided to E-House	23,168	—	484,185
Services provided to E-House Enterprise	1,391,448	1,392,190	36,334
Services provided to Investing affiliates	1,319,805	2,393,204	548,075
Total online advertising services provided to related parties	2,734,421	3,785,394	1,068,594
Fee paid to Tencent for advertising resources on behalf of customers (Note D)	9,247,005	43,083,548	2,502,309

Schedule of amounts due from related parties

	As of December 31,
	2020	2021
	$	$
Investing affiliates (1)	692	708
Tencent (2)	9,078,854	3,581,609
Alibaba(3)	*	332,243
Allowance for current expected credit losses	(3,188)	(1,175)
Total	9,076,358	3,913,385

Schedule of amounts due to related parties

	As of December 31,
	2020	2021
	$	$
E-House (4)	129,566	2,201,127
SINA (5)	3,238,329	1,479,957
Tianji Network (6)	1,499,447	*
E-House Enterprise (7)	2,238,543	3,950,839
Total	7,105,885	7,631,923
(1)	The amounts due from affiliates as of December 31, 2020 and 2021 represent the expense paid on behalf of Qianyisheng.
(2)	The amounts due from Tencent as of December 31, 2020 and 2021 represent prepaid fees for online advertising resources.
(3)	The amounts due from Alibaba as of December 31 2021 represent prepaid fees for online advertising resources and technical service.
(4)	The amounts due to E-House as of December 31, 2020 and 2021 were primarily for the payable for corporate service fees charged by E-House.
(5)	The amounts due to SINA as of December 31, 2020 and 2021 represents payable for online advertising resources fee.
(6)	The amounts due to Tianji Network as of December 31, 2020 represent payable for technical service fees. The balance of Tianji Network was included in the balance of E-house Enterprise as of December 31, 2021.
(7)	The amounts due to E-House Enterprise as of December 31, 2020 and 2021 represent net results for receivable for online advertising revenue from E-House Enterprise and payable for marketing service fees charged by E-House Enterprise.

E-House [Member]
Schedule of rollforward of the payable to / (receivable from) balance with related party

		Year Ended December 31,
		2019	2020	2021
		$	$	$
Balance at January 1		(894,222)	(555,652)	129,566
Corporate service provided by E-House under services agreements	(A)	1,772,642	1,910,204	1,352,382
Service provided to E-House	(A)	(23,168)	—	(484,185)
Service purchased from/rental cost paid to E-House	(A)	1,478,163	764,952	886,866
Net received/(payment)	(B)	(2,889,067)	(1,989,938)	316,498
Balance at December 31		(555,652)	129,566	2,201,127

	As of December 31,
	2020	2021
	$	$
Net results for service fee (B)	129,566	2,201,127
Amounts due to E-House	129,566	2,201,127
(A)	Represents the services provided by or to E-House.
(B)	Represents net cash flow for activities between the Company and E-House.

E-House Enterprise
Schedule of rollforward of the payable to / (receivable from) balance with related party

		Year Ended December 31,
		2020	2021
		$	$
Balance at January 1		(906,009)	2,238,543
Service provided to E-House Enterprise	(C)	(1,392,190)	(36,334)
Service purchased from E-House Enterprise	(C)	21,429,920	20,557,777
Net payment	(D)	(16,893,178)	(18,809,147)
Balance at December 31		2,238,543	3,950,839
(C)	Represents services provided by or to E-House Enterprise.
(D)	Represents net cash flow for the activities between the Company and E-House Enterprise.